Columbia Massachusetts Intermediate Municipal Bond Fund
Third Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	2.750%	200,000	200,000
Total Floating Rate Notes (Cost $200,000)			200,000

Municipal Bonds 96.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.5%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,022,412
Charter Schools 1.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,000,000	997,653
Higher Education 29.5%
Massachusetts Development Finance Agency
Refundind Revenue Bonds
Boston College
Series 2025W
07/01/2039	5.000%	1,000,000	1,073,988
Boston University
Series 2025
10/01/2038	5.000%	1,000,000	1,098,536
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	602,286
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,107,196
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,044,722
10/01/2036	5.000%	1,140,000	1,180,648
Series 2019
10/01/2036	5.000%	1,535,000	1,598,340
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,533,045
01/01/2034	5.000%	1,000,000	1,018,340
Series 2025
01/01/2041	5.250%	615,000	630,091
Northeastern University
Series 2024
10/01/2041	5.000%	1,000,000	1,048,596
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	500,180
10/01/2035	5.000%	455,000	450,548
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	875,528
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	667,830
Worcester Polytechnic Institute
Series 2017
09/01/2037	5.000%	290,000	294,000
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	918,058
10/01/2033	5.000%	900,000	930,670
Bentley University
Series 2025
07/01/2041	5.000%	310,000	319,040
07/01/2042	5.000%	235,000	239,527
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,213,529
Harvard University
Series 2025A-2 (Mandatory Put 11/15/35)
05/15/2055	5.000%	1,000,000	1,124,527
Total			20,469,225
Hospital 8.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Mass General Brigham
Series 2024D
07/01/2042	5.000%	1,000,000	1,028,770

Columbia Massachusetts Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Partners HealthCare System
Series 2016
07/01/2031	5.000%	1,000,000	1,017,971
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	1,000,000	1,014,760
Series 2017
07/01/2031	5.000%	1,000,000	1,027,133
Revenue Bonds
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,004,844
07/01/2037	5.000%	1,035,000	1,052,782
Total			6,146,260
Human Service Provider 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	901,908
Joint Power Authority 1.5%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,042,175
Local General Obligation 1.5%
City of Boston
Unlimited General Obligation Bonds
Series 2025A
02/01/2042	5.000%	1,000,000	1,057,045
Multi-Family 1.4%
Massachusetts Development Finance Agency(d)
Revenue Bonds
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	464,646
Massachusetts Development Finance Agency
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2038	5.000%	500,000	531,180
Total			995,826
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 5.9%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2034	5.000%	500,000	512,967
05/01/2035	5.000%	500,000	512,476
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,000,000	2,050,751
04/01/2035	5.000%	1,000,000	1,021,052
Total			4,097,246
Pool / Bond Bank 2.3%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Series 2025B
02/01/2043	5.000%	1,000,000	1,040,390
Sustainability Bonds
Series 2023-25B
02/01/2040	5.000%	500,000	527,729
Total			1,568,119
Prep School 2.8%
Massachusetts Development Finance Agency
Revenue Bonds
Middlesex School Issue
Series 2024
07/01/2034	5.000%	800,000	901,665
Trustees of Deerfield Academy
Series 2023
10/01/2032	5.000%	925,000	1,052,011
Total			1,953,676
Refunded / Escrowed 5.3%
Massachusetts State College Building Authority(e)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,695,948
Retirement Communities 10.4%
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,508,141
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,497,030
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,549,036
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	901,051
10/01/2039	5.000%	250,000	251,527
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	942,085
Revenue Bonds
Lasall Village, Inc.
Series 2025
07/01/2029	5.000%	500,000	529,382
Total			7,178,252
Sales Tax 9.6%
Massachusetts Bay Transportation Authority(e)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,657,932
07/01/2032	0.000%	5,105,000	3,985,914
Total			6,643,846
Special Non Property Tax 0.8%
Commonwealth of Massachusetts Transportation Fund
Revenue Bonds
Rail Enhancement Program
Series 2024A
06/01/2044	5.000%	500,000	515,534
State General Obligation 11.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	1,000,000	1,054,253
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016I
12/01/2030	5.000%	3,000,000	3,085,486
Series 2025A
04/01/2042	5.000%	500,000	524,447
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	1,000,000	1,055,796
Series 2024A
03/01/2039	5.000%	1,000,000	1,071,762
Unlimited General Obligation Bonds
Consolidated Loan
Series 2024D
08/01/2041	5.000%	1,000,000	1,051,811
Total			7,843,555
Water & Sewer 1.5%
Massachusetts Water Resources Authority
Revenue Bonds
Series 2024C
08/01/2040	5.000%	1,000,000	1,066,975
Total Municipal Bonds (Cost $68,676,881)			67,195,655

Money Market Funds 2.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.508%(f)	1,476,807	1,476,954
Total Money Market Funds (Cost $1,476,807)		1,476,954
Total Investments in Securities (Cost: $70,353,688)		68,872,609
Other Assets & Liabilities, Net		471,483
Net Assets		69,344,092
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.

Columbia Massachusetts Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $5,018,853, which represents 7.24% of total net assets.

(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT191_10_R01_(09/25)